DUE FROM RELATED PARTIES (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Common stock value	$ 64,197,068	$ 63,642,218
Accrued interest	6,143	$ 8,643
Lifschultz Enterprise Company LLC
Common stock value	462,471,800
Accrued interest	38,612
Note receivable	$ 214,375